Share Capital - Disclosure of Weighted Average Number of Common Shares and Common Shares B (Detail) - Aegon N.V [member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Common shares [member]
Disclosure of classes of share capital [Line Items]
Weighted average number of common shares	2,101,231	2,101,749
Common share B [member]
Disclosure of classes of share capital [Line Items]
Weighted average number of common shares	570,629	579,312